Corporate information	12 Months Ended
Dec. 31, 2023
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Corporate information

1. Corporate information

These financial statements are consolidated financial statements for the group consisting of Oatly Group AB and its subsidiaries. A list of the principal subsidiaries is included in Note 13 Investments in subsidiaries.

Oatly Group AB (the “Company” or the “parent”) is a public limited company incorporated and domiciled in Sweden. The Company’s registered office is located at Ångfärjekajen 8, Malmö, Sweden.

Oatly Group AB and its subsidiaries (together, the “Group”) manufacture, distribute and sell oat-based products.

These consolidated financial statements were authorized for issue by the Board of Directors on March 22, 2024.